Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 5,279	$ 9,591	$ 1,949
Prepaid expenses and other current assets	770	636	2,354
Total current assets	6,049	10,227	4,303
NONCURRENT ASSETS
Machinery and equipment, net	929	869	1,270
Operating lease right-of-use assets, net	2,333	2,934	4,073
Other noncurrent assets	40	152	373
TOTAL ASSETS	9,351	14,182	10,019
CURRENT LIABILITIES
Finance lease liability, current	113	66	81
Operating lease right-of-use liability, current	1,304	1,204	1,035
Total current liabilities	5,353	9,496	10,232
NONCURRENT LIABILITIES
Operating lease right-of-use liability, noncurrent	993	1,845	3,037
Finance lease liability, noncurrent	226	145	216
Promissory note	600	600
Related party term notes payable, net of discount, including accrued interest			2,060
Warrant liability	96	119	623
Related party warrant liability	7	9	48
TOTAL LIABILITIES	7,275	12,214	18,254
Commitments and contingencies (Note 11)
TOTAL EQUITY (DEFICIT)
Common stock, $0.0001 par value, 330,000 shares authorized; 1,730 and 296 shares issued and outstanding as of December 31, 2024 and 2023, respectively
Additional paid-in capital	134,193	123,277	91,384
Accumulated other comprehensive loss, net of tax	(13)	(28)	(47)
Accumulated deficit	(132,416)	(121,715)	(99,572)
Total stockholders’ equity (deficit)	1,764	1,534	(8,235)
Noncontrolling interest	312	434
Total equity (deficit)	2,076	1,968	(8,235)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	9,351	14,182	10,019
Nonrelated Party [Member]
CURRENT LIABILITIES
Accounts payable	1,215	2,072	2,796
Accrued expenses and other current liabilities	1,493	1,858	4,896
Term notes payable, net of discount, including accrued interest		251	529
NONCURRENT LIABILITIES
Other noncurrent liabilities			1,500
Related Party [Member]
CURRENT LIABILITIES
Accounts payable	12	2	81
Accrued expenses and other current liabilities	441	480	536
Term notes payable, net of discount, including accrued interest	775	2,702	278
Related party bridge loan payable, including accrued interest		223
Related party other current liability		638
NONCURRENT LIABILITIES
Other noncurrent liabilities			$ 538